Short-Term Loans (Details) - Schedule of short term loans - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of short term loans [Abstract]
Short term loans	$ 8,391,323	$ 7,624,061
Total	8,391,323	7,624,061
Secured	8,354,557	7,624,061
Unsecured	36,766
Total	$ 8,391,323	$ 7,624,061